SCHEDULE OF CONSIDERATION PAID (Details) (Parenthetical)	Oct. 19, 2021 shares
Lyell Environmental Services Inc [Member]
Business Acquisition [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	2,000,000